Document and Entity Information	6 Months Ended
Mar. 31, 2019
Document and Entity Information
Entity Registrant Name	Farmmi, Inc.
Entity Central Index Key	0001701261
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Document Type	6-K/A
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Report on Form 6-K for the six months ended March 31, 2019, originally filed with the Securities and Exchange Commission on September 24, 2019 (the "Original 6-K"), is being filed solely for the purposes of furnishing (1) Management's Discussion and Analysis of Financial Condition and Results of Operations, (2) the unaudited condensed interim consolidated financial statements and related notes, and (3) Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Except the financial statements, those documents were not previously disclosed. Other than as expressly set forth above, this Form 6-K/A does not, and does not purport to, amend, update or restate the information in any other item of the Original 6-K, or reflect any events that have occurred after the Original 6-K was filed. This Report is hereby incorporated by reference into the registration statement on Form F-1 (registration No. 333-228677) filed with the U.S. Securities and Exchange Commission on December 4, 2018, as amended.